American Century Investments®
Quarterly Portfolio Holdings
Avantis® International Large Cap Value ETF (AVIV)
November 30, 2024

Avantis International Large Cap Value ETF - Schedule of Investments
NOVEMBER 30, 2024 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.6%
Australia — 6.5%
Ampol Ltd.	18,408	349,862
Aurizon Holdings Ltd.	351,641	776,845
BHP Group Ltd., ADR	134,756	7,094,903
BlueScope Steel Ltd.	79,639	1,153,958
Brambles Ltd.	152,009	1,892,571
Coles Group Ltd.	148,704	1,805,941
Evolution Mining Ltd.	299,865	992,927
Fortescue Ltd.	145,691	1,806,187
Harvey Norman Holdings Ltd.	87,993	274,145
James Hardie Industries PLC(1)	578	21,534
JB Hi-Fi Ltd.	456	27,137
Mineral Resources Ltd.(2)	23,978	529,132
New Hope Corp. Ltd.	116,032	356,732
Northern Star Resources Ltd.	149,374	1,712,815
Orica Ltd.	74,470	882,376
Pilbara Minerals Ltd.(1)(2)	408,683	640,841
QBE Insurance Group Ltd.	185,181	2,419,296
Rio Tinto Ltd.	23,321	1,805,200
Santos Ltd.	426,236	1,842,512
South32 Ltd.	556,502	1,350,566
Telstra Group Ltd.	283,632	730,413
Whitehaven Coal Ltd.	195,972	844,521
Woodside Energy Group Ltd.(2)	23,712	380,336
Woodside Energy Group Ltd., ADR	10,782	172,943
Woolworths Group Ltd.	9,058	178,709
Yancoal Australia Ltd.	103,610	418,390
		30,460,792
Austria — 0.3%
ANDRITZ AG	853	47,735
BAWAG Group AG(1)	4,984	395,640
OMV AG	11,605	465,303
Raiffeisen Bank International AG	11,734	229,182
UNIQA Insurance Group AG	599	4,558
Vienna Insurance Group AG Wiener Versicherung Gruppe	2,287	70,239
voestalpine AG	11,343	219,820
		1,432,477
Belgium — 0.5%
Ackermans & van Haaren NV	997	198,213
Ageas SA	7,693	388,864
Bekaert SA	876	30,397
Colruyt Group NV	3,830	173,852
D'ieteren Group	139	29,728
KBC Ancora(2)	1,739	86,980
KBC Group NV	8,264	597,570
Lotus Bakeries NV	16	192,597
Melexis NV	807	48,517
Proximus SADP	7,621	49,482
Solvay SA	5,305	184,101
Syensqo SA	2,503	186,343

Umicore SA	14,107	152,741
		2,319,385
Canada — 11.5%
Alamos Gold, Inc., Class A	70,161	1,333,513
ARC Resources Ltd.	93,245	1,718,977
B2Gold Corp.	40,769	118,808
Bank of Montreal	24,496	2,335,785
Bank of Nova Scotia	65,838	3,754,983
BCE, Inc.	5,406	146,343
BRP, Inc.	500	24,424
Canadian Imperial Bank of Commerce	57,225	3,714,587
Canadian National Railway Co.	12,432	1,388,250
Canadian Natural Resources Ltd.	100,749	3,419,587
Canadian Tire Corp. Ltd., Class A	8,282	913,176
Capital Power Corp.	25,007	1,112,415
Celestica, Inc. (Toronto)(1)	16,765	1,441,379
Cenovus Energy, Inc.	118,210	1,872,717
Element Fleet Management Corp.	22,191	470,749
Empire Co. Ltd., Class A	23,976	718,912
Gildan Activewear, Inc.	24,087	1,197,425
iA Financial Corp., Inc.	17,201	1,644,234
IGM Financial, Inc.	15,685	530,022
Imperial Oil Ltd.	15,843	1,173,359
Keyera Corp.	41,257	1,360,548
Kinross Gold Corp.	225,093	2,204,225
Loblaw Cos. Ltd.	9,490	1,231,622
Lundin Gold, Inc.	7,074	164,515
Magna International, Inc.	25,885	1,176,431
MEG Energy Corp.	49,201	885,586
National Bank of Canada	28,033	2,777,370
Nutrien Ltd.	35,195	1,644,051
Onex Corp.	8	651
Parkland Corp.	318	8,211
Royal Bank of Canada	23,432	2,948,310
Suncor Energy, Inc.	98,754	3,929,564
Teck Resources Ltd., Class B	312	14,568
Toromont Industries Ltd.	6,700	550,338
Toronto-Dominion Bank	61,884	3,502,067
Tourmaline Oil Corp.	39,144	1,847,531
Veren, Inc.	75,778	402,150
Whitecap Resources, Inc.	82,104	599,924
		54,277,307
Denmark — 0.5%
Jyske Bank AS	1,565	110,413
NKT AS(1)	2,378	183,726
Novo Nordisk AS, ADR	17,363	1,854,368
Orsted AS(1)	4,330	241,067
Ringkjoebing Landbobank AS	228	37,217
		2,426,791
Finland — 1.5%
Cargotec OYJ, B Shares	19,434	1,080,632
Elisa OYJ	588	26,644
Kemira OYJ	43,776	860,711
Kesko OYJ, B Shares	107,516	2,137,628
Kojamo OYJ(1)	789	8,045

Nokia OYJ, ADR(2)	315,688	1,325,890
Nordea Bank Abp	90,082	1,017,541
Stora Enso OYJ, R Shares(2)	41,478	402,933
Wartsila OYJ Abp	4,039	73,505
		6,933,529
France — 8.6%
ArcelorMittal SA, NY Shares	9,892	250,070
Arkema SA	6,816	540,825
Ayvens SA	9,391	61,744
Bouygues SA	60	1,786
Carrefour SA	88,645	1,349,968
Cie de Saint-Gobain SA	44,519	4,065,002
Cie Generale des Etablissements Michelin SCA	92,624	3,013,331
Dassault Aviation SA	2,782	554,331
Eiffage SA	14,113	1,274,270
Gaztransport Et Technigaz SA	6,753	983,269
Getlink SE	38,879	635,756
Ipsen SA	5,892	681,407
JCDecaux SE(1)	13,668	203,586
Kering SA	2,409	564,083
La Francaise des Jeux SACA	20,054	793,046
LVMH Moet Hennessy Louis Vuitton SE	7,754	4,860,894
Nexans SA	7,234	820,972
Orange SA, ADR	229,760	2,449,242
Renault SA	24,686	1,059,421
Safran SA	19,609	4,575,646
SEB SA	18	1,710
Societe Generale SA	18	477
STMicroelectronics NV, NY Shares	53,068	1,353,234
TotalEnergies SE, ADR	95,556	5,541,292
Ubisoft Entertainment SA(1)(2)	7,784	102,538
Valeo SE	20,594	171,522
Vallourec SACA(1)(2)	41,389	727,002
Verallia SA	9,711	258,604
Vinci SA	33,957	3,589,046
		40,484,074
Germany — 8.9%
adidas AG	12,962	3,065,240
BASF SE	78,130	3,511,019
Bayer AG	77,774	1,596,611
Bayerische Motoren Werke AG	20,275	1,507,963
Bayerische Motoren Werke AG, Preference Shares	3,708	254,026
Bechtle AG	11,360	373,871
Brenntag SE	365	23,572
Commerzbank AG	12	184
Continental AG	264	17,374
Daimler Truck Holding AG	44,532	1,687,943
Deutsche Bank AG	72,745	1,237,392
Deutsche Lufthansa AG	106,378	714,157
Deutsche Post AG	67,200	2,472,611
Deutsche Telekom AG	162,844	5,209,529
Dr. Ing hc F Porsche AG, Preference Shares	3,873	242,844
Encavis AG(1)	3,703	68,458
Evonik Industries AG	43,208	794,347

Fielmann Group AG	1,798	74,308
Fraport AG Frankfurt Airport Services Worldwide(1)	115	6,332
Fresenius SE & Co. KGaA(1)	55,317	1,947,205
FUCHS SE, Preference Shares	12,425	558,704
GEA Group AG	705	35,302
Heidelberg Materials AG	16,223	2,051,451
HUGO BOSS AG	7,428	252,668
KION Group AG	238	8,528
Knorr-Bremse AG	10,880	831,727
Krones AG	2,777	347,153
Mercedes-Benz Group AG	36,664	2,061,223
MTU Aero Engines AG	7,032	2,397,339
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4,477	2,342,676
Rational AG	35	32,780
Rheinmetall AG	4,308	2,841,540
Schaeffler AG(1)	19,610	92,486
Schott Pharma AG & Co. KGaA	132	3,862
Scout24 SE	351	31,649
Symrise AG	525	58,076
Talanx AG	9,968	845,097
Volkswagen AG	1,576	139,385
Volkswagen AG, Preference Shares	10,851	930,200
Zalando SE(1)	47,801	1,494,830
		42,161,662
Hong Kong — 1.9%
AIA Group Ltd.	263,600	1,984,801
ASMPT Ltd.	14,100	140,616
Bank of East Asia Ltd.	173,957	218,806
BOC Hong Kong Holdings Ltd.	151,500	467,454
CK Asset Holdings Ltd.	20,000	82,052
CK Hutchison Holdings Ltd.	44,500	232,713
DFI Retail Group Holdings Ltd.	11,700	29,825
Hang Lung Group Ltd.	35,000	45,124
Hang Lung Properties Ltd.	104,000	84,630
Hang Seng Bank Ltd.	21,600	257,715
Henderson Land Development Co. Ltd.	60,000	188,441
Hong Kong Exchanges & Clearing Ltd.	1,200	45,175
Hongkong Land Holdings Ltd.	174,800	795,088
Hysan Development Co. Ltd.	33,000	53,305
Jardine Matheson Holdings Ltd.	14,100	615,860
Kerry Properties Ltd.	82,000	164,980
Man Wah Holdings Ltd.	250,400	156,719
New World Development Co. Ltd.(2)	14,000	11,571
Pacific Basin Shipping Ltd.	230,000	54,886
Sino Land Co. Ltd.	13,075	12,820
SITC International Holdings Co. Ltd.	116,000	302,641
Sun Hung Kai Properties Ltd.	61,000	609,630
Swire Pacific Ltd., Class A	35,000	288,186
Swire Properties Ltd.	8,000	15,984
Techtronic Industries Co. Ltd.	36,500	519,509
United Energy Group Ltd.(2)	1,056,000	39,430
United Laboratories International Holdings Ltd.	114,000	155,486
WH Group Ltd.	861,500	686,751
Wharf Real Estate Investment Co. Ltd.	31,000	83,555

Xinyi Glass Holdings Ltd.	290,913	305,105
Yue Yuen Industrial Holdings Ltd.	73,500	165,419
		8,814,277
Ireland — 0.3%
AIB Group PLC	77,112	420,796
Bank of Ireland Group PLC	53,903	472,544
Cairn Homes PLC	3,090	6,722
Glanbia PLC	12,583	194,789
Kingspan Group PLC	2,743	206,680
		1,301,531
Israel — 0.8%
Bank Hapoalim BM	74,936	861,306
Bank Leumi Le-Israel BM	88,943	1,013,602
Bezeq The Israeli Telecommunication Corp. Ltd.	155,895	224,142
Delek Group Ltd.	761	102,469
First International Bank Of Israel Ltd.	5,725	270,300
ICL Group Ltd.	48,582	220,806
Israel Corp. Ltd.	203	47,566
Israel Discount Bank Ltd., A Shares	127,183	837,270
Mizrahi Tefahot Bank Ltd.	10,807	467,456
		4,044,917
Italy — 3.2%
Banca Generali SpA	16,488	772,429
Banca Monte dei Paschi di Siena SpA	140,247	921,871
Banca Popolare di Sondrio SpA	24	182
Banco BPM SpA	3,043	23,187
BPER Banca SpA	263,769	1,609,771
Brunello Cucinelli SpA	498	49,328
Eni SpA, ADR	90,903	2,561,647
Ferrari NV	123	53,582
FinecoBank Banca Fineco SpA	66,366	1,064,903
Intesa Sanpaolo SpA	198,754	762,925
Poste Italiane SpA	41,816	587,138
Saipem SpA(1)	425,462	1,098,024
Stellantis NV	167,012	2,216,900
Tenaris SA, ADR	162	6,209
UniCredit SpA	90,121	3,461,710
		15,189,806

Japan — 19.6%
Aeon Co. Ltd.	38,600	928,348
Aeon Mall Co. Ltd.	10,600	142,260
AGC, Inc.	21,800	684,185
Air Water, Inc.	12,100	150,225
Aisin Corp.	46,600	492,085
Alfresa Holdings Corp.	19,500	282,170
ANA Holdings, Inc.	15,700	303,356
Asahi Kasei Corp.	113,500	811,158
Astellas Pharma, Inc.	68,500	713,279
BIPROGY, Inc.	9,000	280,697
Bridgestone Corp.	32,400	1,158,919
Brother Industries Ltd.	30,400	535,993
Calbee, Inc.	11,100	234,580
Canon Marketing Japan, Inc.	3,700	118,718

Central Japan Railway Co.	34,900	718,753
Coca-Cola Bottlers Japan Holdings, Inc.	200	3,207
COMSYS Holdings Corp.	5,800	126,605
Cosmo Energy Holdings Co. Ltd.	9,400	409,440
Cosmos Pharmaceutical Corp.	3,000	148,124
Credit Saison Co. Ltd.	16,800	402,593
Daicel Corp.	18,300	162,307
Daido Steel Co. Ltd.	9,300	73,012
Dai-ichi Life Holdings, Inc.	47,600	1,290,210
Daiichi Sankyo Co. Ltd.	60,100	1,908,521
Daito Trust Construction Co. Ltd.	4,800	535,816
DMG Mori Co. Ltd.(2)	15,800	269,792
East Japan Railway Co.	59,500	1,162,220
Ebara Corp.	800	12,034
Electric Power Development Co. Ltd.	18,800	315,295
ENEOS Holdings, Inc.	281,100	1,522,111
Fuji Electric Co. Ltd.	1,400	79,108
Fujikura Ltd.	37,600	1,342,805
Fuyo General Lease Co. Ltd.	1,400	104,886
Hitachi Ltd.	172,100	4,337,063
Honda Motor Co. Ltd., ADR	78,261	2,026,960
Ibiden Co. Ltd.	8,900	263,694
Idemitsu Kosan Co. Ltd.	97,400	650,730
IHI Corp.	21,900	1,134,964
INFRONEER Holdings, Inc.	19,900	161,510
Inpex Corp.	84,200	1,103,525
Internet Initiative Japan, Inc.	10,100	203,867
Isuzu Motors Ltd.(2)	61,700	823,043
Ito En Ltd.	2,400	52,167
J Front Retailing Co. Ltd.	39,800	474,340
Japan Airlines Co. Ltd.	9,200	153,165
Japan Airport Terminal Co. Ltd.	2,700	94,779
Japan Petroleum Exploration Co. Ltd.	1,000	7,236
Japan Post Holdings Co. Ltd.	95,000	952,707
JFE Holdings, Inc.	65,500	749,490
JGC Holdings Corp.	24,100	209,081
JTEKT Corp.	29,000	203,520
Kandenko Co. Ltd.	5,200	76,731
Kansai Paint Co. Ltd.	6,200	88,517
Kawasaki Heavy Industries Ltd.	21,800	809,598
KDDI Corp.	70,200	2,320,274
Kintetsu Group Holdings Co. Ltd.	3,200	68,394
Kobe Steel Ltd.	50,100	521,269
Koito Manufacturing Co. Ltd.	4,600	59,921
Kuraray Co. Ltd.	37,900	516,431
Kyushu Railway Co.	11,900	313,287
Lixil Corp.	13,500	154,316
Makita Corp.	25,000	785,043
Marui Group Co. Ltd.	11,300	182,943
Mazda Motor Corp.	75,400	480,834
MEIJI Holdings Co. Ltd.(2)	21,600	462,202
Mercari, Inc.(1)(2)	5,300	69,321
Mitsubishi Chemical Group Corp.	130,000	683,944
Mitsubishi Corp.	125,600	2,126,920

Mitsubishi Gas Chemical Co., Inc.	15,600	294,383
Mitsubishi HC Capital, Inc.	84,000	566,779
Mitsubishi Heavy Industries Ltd.	164,800	2,426,325
Mitsubishi Motors Corp.(2)	86,300	226,378
Mitsui Chemicals, Inc.	17,400	404,384
Mitsui High-Tec, Inc.	7,000	34,449
Miura Co. Ltd.	6,900	172,930
Mizuho Financial Group, Inc., ADR	276,032	1,402,243
Nagase & Co. Ltd.	400	8,177
Nagoya Railroad Co. Ltd.	16,700	194,054
NEC Corp.	2,200	188,096
NGK Insulators Ltd.	26,200	345,803
NH Foods Ltd.	9,200	316,936
NHK Spring Co. Ltd.	15,000	174,613
Nichirei Corp.	13,800	397,718
Nifco, Inc.	6,800	163,540
NIPPON EXPRESS HOLDINGS, Inc.	5,500	286,447
Nippon Steel Corp.	68,700	1,407,275
Nippon Telegraph & Telephone Corp.	1,172,000	1,202,695
Nissan Motor Co. Ltd.(2)	204,400	492,950
Nisshin Seifun Group, Inc.	20,400	249,775
Niterra Co. Ltd.(2)	21,700	673,550
Nitto Denko Corp.	11,600	185,458
NOK Corp.	11,700	175,832
NSK Ltd.	46,800	206,124
Oji Holdings Corp.	112,200	414,343
Ono Pharmaceutical Co. Ltd.	14,800	170,039
ORIX Corp., ADR	5,005	564,664
Panasonic Holdings Corp.	80,900	789,262
Persol Holdings Co. Ltd.	172,700	266,515
Resonac Holdings Corp.(2)	22,000	601,401
Ricoh Co. Ltd.	69,400	790,697
Sankyo Co. Ltd.	30,300	430,313
Santen Pharmaceutical Co. Ltd.	40,500	466,396
Sanwa Holdings Corp.	24,900	752,051
SBI Holdings, Inc.	33,300	841,870
Seibu Holdings, Inc.	32,900	683,123
Seiko Epson Corp.	32,500	579,067
Seven Bank Ltd.	66,400	145,689
Sharp Corp.(1)	28,800	185,270
Shinko Electric Industries Co. Ltd.(1)	2,500	87,756
Socionext, Inc.	13,500	219,545
Sojitz Corp.	5,720	116,811
Sompo Holdings, Inc.	76,000	2,008,092
Sony Group Corp., ADR	231,086	4,633,274
Square Enix Holdings Co. Ltd.	8,900	359,041
Stanley Electric Co. Ltd.	5,200	87,625
Subaru Corp.(2)	58,400	937,122
Sugi Holdings Co. Ltd.	4,500	76,157
SUMCO Corp.(2)	6,000	48,510
Sumitomo Electric Industries Ltd.	75,400	1,455,721
Sumitomo Mitsui Financial Group, Inc., ADR(2)	207,008	3,065,788
Sumitomo Rubber Industries Ltd.	8,100	89,380
Suzuken Co. Ltd.	11,500	359,832

Suzuki Motor Corp.	84,000	893,283
Taiheiyo Cement Corp.	19,100	487,060
Taisei Corp.(2)	13,600	591,875
Taiyo Yuden Co. Ltd.(2)	1,000	14,299
Takasago Thermal Engineering Co. Ltd.	4,900	195,418
Takashimaya Co. Ltd.(2)	43,500	347,758
TDK Corp.	147,300	1,909,231
TIS, Inc.	24,000	588,556
Toho Holdings Co. Ltd.	400	11,433
Tokyo Century Corp.	17,800	176,143
Tokyu Corp.	19,600	229,340
Tomy Co. Ltd.	200	5,673
Toray Industries, Inc.	127,500	815,460
Tosoh Corp.	30,100	415,429
Toyo Seikan Group Holdings Ltd.	10,900	173,134
Toyo Tire Corp.	18,200	283,431
Toyoda Gosei Co. Ltd.	9,700	160,033
Toyota Boshoku Corp.	8,600	109,500
Toyota Motor Corp., ADR	36,575	6,240,792
Toyota Tsusho Corp.	44,100	754,538
Tsuruha Holdings, Inc.	3,500	194,037
USS Co. Ltd.	2,000	18,547
Welcia Holdings Co. Ltd.(2)	9,000	116,819
West Japan Railway Co.	48,400	911,441
Yamada Holdings Co. Ltd.	68,200	208,232
Yamaha Motor Co. Ltd.(2)	71,900	626,445
Yamazaki Baking Co. Ltd.(2)	12,300	232,358
Yaoko Co. Ltd.	1,900	117,352
Yokogawa Electric Corp.	23,300	520,645
Yokohama Rubber Co. Ltd.(2)	15,700	319,005
Zensho Holdings Co. Ltd.	7,000	422,626
		92,256,759
Netherlands — 2.7%
ABN AMRO Bank NV, CVA(2)	26,818	415,765
Adyen NV(1)	459	668,080
AerCap Holdings NV	10,710	1,064,145
Akzo Nobel NV	555	32,406
ASR Nederland NV	13,476	644,063
BE Semiconductor Industries NV(2)	5,732	681,539
Coca-Cola Europacific Partners PLC	7,555	586,117
ING Groep NV, ADR	95,548	1,476,216
InPost SA(1)	13,522	236,795
Koninklijke Ahold Delhaize NV	51,974	1,793,986
Koninklijke KPN NV	287,671	1,115,192
Koninklijke Philips NV, NY Shares(1)(2)	37,432	1,019,648
NN Group NV	23,045	1,069,482
OCI NV(2)	2,227	26,027
Randstad NV(2)	657	28,852
Universal Music Group NV	29,087	700,401
Wolters Kluwer NV	7,865	1,312,601
		12,871,315
New Zealand — 0.1%
Air New Zealand Ltd.	50,725	16,679
Auckland International Airport Ltd.	15,082	69,330

Chorus Ltd.	22,363	118,555
Fletcher Building Ltd.(1)	42,191	77,822
Meridian Energy Ltd.	61,538	226,449
Ryman Healthcare Ltd.(1)(2)	20,553	56,628
Spark New Zealand Ltd.	81,332	140,713
		706,176
Norway — 0.9%
Aker Solutions ASA	496	1,412
BW LPG Ltd.	17,496	212,791
DNB Bank ASA	45,645	955,238
Equinor ASA, ADR	54,476	1,317,230
Hoegh Autoliners ASA	6,962	81,201
Norsk Hydro ASA	1,579	9,812
Schibsted ASA, B Shares	30	965
SpareBank 1 SMN	15,853	235,858
Stolt-Nielsen Ltd.	4,880	123,892
Storebrand ASA	37,714	414,651
Subsea 7 SA	2,053	32,509
Wallenius Wilhelmsen ASA	19,346	188,885
Yara International ASA	17,146	483,482
		4,057,926
Portugal — 0.2%
Banco Comercial Portugues SA, R Shares	873,760	413,584
Galp Energia SGPS SA	28,025	460,756
NOS SGPS SA	54	197
		874,537
Singapore — 1.4%
DBS Group Holdings Ltd.	72,750	2,308,491
Golden Agri-Resources Ltd.	37,500	7,559
Hafnia Ltd.	53,622	310,816
Jardine Cycle & Carriage Ltd.(2)	7,200	151,918
Oversea-Chinese Banking Corp. Ltd.	800	9,724
Singapore Airlines Ltd.(2)	22,000	103,635
United Overseas Bank Ltd.	95,900	2,603,756
Wilmar International Ltd.	147,000	338,304
Yangzijiang Shipbuilding Holdings Ltd.	398,300	716,734
		6,550,937
Spain — 3.2%
Aena SME SA	8,291	1,795,597
Banco Bilbao Vizcaya Argentaria SA, ADR	532,809	5,035,045
Bankinter SA	35,964	284,499
Industria de Diseno Textil SA	79,487	4,386,348
Repsol SA	278,376	3,484,378
		14,985,867
Sweden — 2.0%
Avanza Bank Holding AB	15,449	331,925
Axfood AB(2)	10,661	228,607
Billerud Aktiebolag	6,036	52,935
Boliden AB	20,194	603,003
Electrolux AB, B Shares(1)	9,221	68,980
Elekta AB, B Shares	1,732	10,340
Embracer Group AB(1)(2)	34,455	90,926
Essity AB, B Shares	31,745	874,515
H & M Hennes & Mauritz AB, B Shares(2)	35,791	496,816

Husqvarna AB, B Shares	8,947	51,771
Industrivarden AB, A Shares	5,891	193,537
Loomis AB	6,337	194,156
Mycronic AB	1,514	53,718
Nordnet AB publ	16,184	350,416
Paradox Interactive AB	4,076	69,483
Sandvik AB	1,275	23,598
Sinch AB(1)	10	18
Skandinaviska Enskilda Banken AB, A Shares	1,334	18,510
SKF AB, B Shares(2)	20,886	401,557
SSAB AB, A Shares	23,232	107,121
SSAB AB, B Shares	70,700	320,284
Svenska Handelsbanken AB, A Shares(2)	31,668	329,360
Swedbank AB, A Shares	42,900	840,369
Telefonaktiebolaget LM Ericsson, ADR	148,465	1,208,505
Telia Co. AB	206,258	604,720
Trelleborg AB, B Shares	66	2,183
Volvo AB, A Shares	7,617	190,798
Volvo AB, B Shares	57,704	1,437,260
Volvo Car AB, Class B(1)(2)	36,514	80,072
		9,235,483
Switzerland — 9.0%
Baloise Holding AG	3,336	633,912
Banque Cantonale Vaudoise(2)	12	1,191
Belimo Holding AG	42	28,159
Clariant AG(1)(2)	35,749	431,788
DKSH Holding AG	1,754	130,529
EFG International AG(1)	6,577	89,724
Emmi AG	96	84,027
EMS-Chemie Holding AG	709	504,855
Flughafen Zurich AG	3,929	935,321
Geberit AG	102	61,522
Georg Fischer AG	489	37,976
Helvetia Holding AG	84	14,733
Holcim AG(1)	11,642	1,186,545
Kuehne & Nagel International AG	1,942	464,725
Logitech International SA	10,601	861,527
Novartis AG, ADR	74,397	7,868,971
Roche Holding AG	34,631	10,062,063
Roche Holding AG, Bearer Shares	1,582	487,032
SFS Group AG	3,939	571,228
Siegfried Holding AG(1)	34	43,010
Stadler Rail AG	3,143	69,355
Swatch Group AG(2)	376	13,382
Swatch Group AG, Bearer Shares	190	34,627
Swiss Life Holding AG	3,721	3,052,412
Swiss Re AG	27,199	4,019,465
Swisscom AG	2,561	1,479,341
Swissquote Group Holding SA	144	56,662
UBS Group AG(2)	116,751	3,775,727
Vontobel Holding AG	587	38,746
Zurich Insurance Group AG	8,270	5,249,085
		42,287,640

United Kingdom — 16.0%
3i Group PLC	176,033	8,318,480
Admiral Group PLC	34,131	1,113,500
Antofagasta PLC	15,267	330,993
Ashtead Group PLC	61,472	4,926,730
AstraZeneca PLC, ADR	1	68
Barclays PLC, ADR	231,215	3,116,778
BP PLC, ADR	170,207	4,988,767
BT Group PLC	1,089,855	2,210,383
Burberry Group PLC	82,330	942,345
Carnival PLC, ADR(1)	9,252	212,703
Coca-Cola HBC AG(1)	20,949	747,768
easyJet PLC	112,818	793,915
Games Workshop Group PLC	3,356	603,805
Glencore PLC(1)	485,398	2,350,398
GSK PLC, ADR	82,860	2,828,012
Hargreaves Lansdown PLC	8,609	119,751
Howden Joinery Group PLC	188,554	1,960,801
HSBC Holdings PLC, ADR	145,643	6,829,200
International Distribution Services PLC	22,171	100,714
J Sainsbury PLC	145,450	483,704
JD Sports Fashion PLC	591,015	767,356
Legal & General Group PLC	7,238	20,399
Lloyds Banking Group PLC, ADR	996,124	2,689,535
Marks & Spencer Group PLC	845,604	4,122,020
NatWest Group PLC, ADR	250,492	2,590,087
Next PLC	25,861	3,321,386
Rightmove PLC	147,106	1,209,432
Shell PLC, ADR	148,664	9,624,507
Standard Chartered PLC	55,653	688,037
Taylor Wimpey PLC	709,034	1,183,151
Tesco PLC	670,000	3,125,201
Vodafone Group PLC, ADR	277,858	2,492,386
Wise PLC, Class A(1)	70,435	791,293
		75,603,605
TOTAL COMMON STOCKS (Cost $446,066,994)		469,276,793
SHORT-TERM INVESTMENTS — 1.3%
Money Market Funds — 1.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class	254,582	254,582
State Street Navigator Securities Lending Government Money Market Portfolio(3)	5,938,891	5,938,891
TOTAL SHORT-TERM INVESTMENTS (Cost $6,193,473)		6,193,473
TOTAL INVESTMENT SECURITIES — 100.9% (Cost $452,260,467)		475,470,266
OTHER ASSETS AND LIABILITIES — (0.9)%		(4,157,130)
TOTAL NET ASSETS — 100.0%		$471,313,136

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	25.7%
Industrials	16.5%
Consumer Discretionary	13.8%
Energy	12.2%
Materials	10.4%
Health Care	6.9%
Consumer Staples	5.2%
Communication Services	5.0%
Information Technology	2.9%
Real Estate	0.6%
Utilities	0.4%
Short-Term Investments	1.3%
Other Assets and Liabilities	(0.9)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
CVA	–	Certificaten Van Aandelen
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $11,361,755. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $11,755,660, which includes securities collateral of $5,816,769.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Australia	$7,267,846	$23,192,946	—
Austria	—	1,432,477	—
Belgium	—	2,319,385	—
Canada	—	54,277,307	—
Denmark	1,854,368	572,423	—
Finland	1,325,890	5,607,639	—
France	9,593,838	30,890,236	—
Germany	1,237,392	40,924,270	—
Hong Kong	—	8,814,277	—
Ireland	—	1,301,531	—
Israel	—	4,044,917	—
Italy	2,567,856	12,621,950	—
Japan	17,933,721	74,323,038	—
Netherlands	4,146,126	8,725,189	—
New Zealand	—	706,176	—
Norway	1,317,230	2,740,696	—
Portugal	—	874,537	—
Singapore	—	6,550,937	—
Spain	5,035,045	9,950,822	—
Sweden	1,208,505	8,026,978	—
Switzerland	11,644,698	30,642,942	—
United Kingdom	35,372,043	40,231,562	—
Short-Term Investments	6,193,473	—	—
	$106,698,031	$368,772,235	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.